Stock Transactions (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Equity, Class of Treasury Stock [Line Items]
Treasury Stock Value Acquired Cost Method	$ (380,345,000)	$ (718,000)	$ (1,607,000)
Treasury Stock Value Acquired Cost Method Repurchase Agreement	43,100,000
Accelerated Share Repurchases [Line Items]
Shares Granted To Non Employee Directors	14,200
Warrants Excercised	4,402,078
Price Per Warrant	35.44
Stock Issued During Period Shares Conversion Of Units	5,506,088
Incentive Award Tax Settlement [Member]
Equity, Class of Treasury Stock [Line Items]
Stock Issued During Period, Shares, Treasury Stock Reissued	141,405
Treasury Stock, Shares, Acquired	49,669
Treasury Stock Acquired, Average Cost Per Share	$ 59.55
Met Life Inc [Member]
Equity, Class of Treasury Stock [Line Items]
Treasury Stock, Shares, Acquired	3,000,000
Treasury Stock Acquired, Average Cost Per Share	$ 61.14
Repurchase Program 2002 [Member]
Equity, Class of Treasury Stock [Line Items]
Treasury Stock, Shares, Acquired	838,362
Treasury Stock Acquired, Average Cost Per Share	$ 51.39
Stock Repurchase Program, Remaining Authorized Repurchase Amount	300,000	43,400,000
Accelerated Share Repurchase [Member]
Equity, Class of Treasury Stock [Line Items]
Treasury Stock, Shares, Acquired	2,500,000
Accelerated Share Repurchases [Line Items]
Accelerated Share Repurchases, Initial Price Paid Per Share	$ 59.76
Accelerated Share Repurchases, Settlement Payment or Receipt	149,400,000
Accelerated Share Repurchases, Adjustment to Recorded Amount	$ 4,300,000
Accelerated Share Repurchases, Final Price Paid Per Share	$ 61.47